INVESTMENTS IN EQUITY ACCOUNTED INVESTEES - Summary of Distributions From and Contributions to Equity Accounted Investees (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of joint ventures [line items]
Distributions	$ 673	$ 461
Contributions	95	335
PGI
Disclosure of joint ventures [line items]
Distributions	125	0
Contributions	49	0
Alliance
Disclosure of joint ventures [line items]
Distributions	342	212
Contributions	4	299
Aux Sable
Disclosure of joint ventures [line items]
Distributions	134	100
Contributions	3	2
Veresen Midstream
Disclosure of joint ventures [line items]
Distributions	66	131
Contributions	13	29
Cedar LNG
Disclosure of joint ventures [line items]
Distributions	0	0
Contributions	26	5
Other
Disclosure of joint ventures [line items]
Distributions	6	18
Contributions	$ 0	$ 0